Subsidiaries with material non-controlling interest - Statements of cash flow (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Subsidiaries with material non-controlling interest
Operating activities	$ (486,059)	$ (227,032)	$ (41,666)
Investing activities	(117,924)	(205,536)	205,753
Financing activities	(109,490)	(55,624)	(370,500)
Increase in cash and cash equivalents in the year	$ 258,645	$ (34,128)	$ (123,081)